SEGMENT AND GEOGRAPHIC INFORMATION - Geographic revenue and tangible assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUE	$ 464,305	$ 442,614	$ 918,688	$ 815,401
Total long-lived tangible assets			170,896	172,164
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUE			496,607	457,327
Total long-lived tangible assets			$ 85,213	$ 81,139
United States | Revenue | Geographic Concentration
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk			48.90%	51.30%
United States | Long-lived tangible assets | Geographic Concentration
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk			47.10%	46.70%
Europe, the Middle East, and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUE			$ 317,435	$ 270,701
Total long-lived tangible assets			$ 85,307	$ 90,626
Europe, the Middle East, and Africa | Long-lived tangible assets | Geographic Concentration
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk			43.60%	46.70%
United Kingdom | Revenue | Geographic Concentration
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk			11.50%	10.40%
Asia-Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUE			$ 104,646	$ 87,373
Total long-lived tangible assets			$ 376	$ 399